ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2013
ASSET RETIREMENT OBLIGATION
Schedule of changes in asset retirement obligation
($ thousands)
	December 31, 2013		December 31, 2012

Balance, beginning of year		$256,102		$232,139
Change in estimates		44,217		40,843
Property acquisition and development activity		1,454		1,395
Dispositions		(8,362)		(12,721)
Settlements		(16,606)		(19,905)
Accretion expense		14,956		14,351

Balance, end of year		$291,761		$256,102